Subsidiaries	12 Months Ended
Dec. 31, 2025
Subsidiaries
Subsidiaries

29.Subsidiaries

Accounting policy

A subsidiary is an entity directly or indirectly controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling shareholder’s share of changes in equity since the date of the acquisition. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

No subsidiaries are excluded from the Group consolidation.

List of subsidiaries

A full list of the Company’s subsidiaries (as defined in the Large and Medium-sized Companies and Groups (Accounts and Reports) Regulations 2008) as at 31 December 2025 is detailed below:

Company name	Effective % ownership	Security	Registered address
Wholly owned subsidiaries
Altogether Services, Inc.	100%	Common	c/o United Corporate Services Inc., 10 Bank Street, Suite 560, White Plains NY 10606, United States
Consumer Healthcare Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Consumer Healthcare Intermediate Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Duncan Consumer Healthcare Philippines Inc.	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines
Ferrosan ApS	100%	A Shares, B shares	Delta Park 37, 2665, Vallensbæk Strand, Denmark
GlaxoSmithKline Asia Private Limited	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare Vietnam Company Limited	100%	Charter Capital	Floor 16, Metropolitan, 235 Dong Khoi, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
GlaxoSmithKline Consumer Private Limited	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Paraguay S.A.	100%	Ordinary	Oficial Gilberto Aranda 333, Planta Alta casi Salvador del Mundo, Asuncion, Paraguay
GSK Consumer Healthcare Trinidad and Tobago Limited	100%	Ordinary	Trinidad & Tobago Limited Head Office, 18 Chotoo Road Extension, Aranguez, San Juan, Trinidad and Tobago
Haleon Alcala, S.A.	100%	Ordinary	Ctra de Ajalvir Km 2.500, Alcala de Henares, 28806, Madrid, Spain
Haleon Arabia Limited	100%	Ordinary	603 Salamah Tower, 6th Floor, Madinah Road, Al-Salamah District, Jeddah 21425, Saudi Arabia
Haleon Argentina S.A.	100%	Ordinary	Tucuman 1, 4th Floor, City of Buenos Aires, C1049AAA, Argentina
Haleon Australia Pty Ltd.	100%	Ordinary	Level 48, 8 Parramatta Square, 10 Darcy Street, Parramatta, Sydney NSW 2150, Australia

Company name	Effective % ownership	Security	Registered address
Haleon Austria GmbH	100%	Ordinary	Schottenring 25, Wien, 1010
Haleon Bangladesh Limited	100%	Ordinary	K-248/1 Dewalibari, Konabari, Gazipur-1700, Bangladesh
Haleon Belgium N.V.	100%	Ordinary	Da Vincilaan 5, 1930 Zaventem, Belgium
Haleon Brasil Distribuidora Ltda.	100%	Quotas	Av das Americas, 3500, 4th floor, rooms 407-420, Rio de Janeiro, RJ, 22621-000, Brazil
Haleon Canada ULC / Haleon Canada SRI	100%	A Class Preference, Common	1133 Melville Street, Suite 3500, The Stack, Vancouver BC V6E 4E5, Canada
Haleon CH Holding SARL	100%	Ordinary	Route de l’Etraz, 1197 Prangins, Switzerland
Haleon (China) Co., Ltd.	100%	Registered Capital	Room 506, No.1 Shen’gang Boulevard, Lin-gang Special Area of China Pilot Free Trade Zone, Shanghai, 200000, China
Haleon CH Israel Ltd.	100%	Ordinary	25 Basel Street, Petech Tikva 49510, Israel
Haleon CH SARL[2]	100%	Ordinary	Route de L’Etraz, 1197 Prangins, Switzerland
Haleon Chile SpA	100%	Interests Share	Av. Andrés Bello N°2687, 25th floor, Las Condes, Chile
Haleon Colombia S.A.S.	100%	Ordinary	Carrera 7 No. 113-43 Piso 4, Colombia
Haleon Consumer Health (Thailand) Limited	100%	Ordinary	13th Floor, Unit 13.06, Wave Place Building, 55 Wireless Road, Lumpini Sub-district, Pathumwan District, Bangkok, 10330, Thailand
Haleon Consumer Healthcare Mexico, Sociedad de Responsabilidad Limitada de Capital Variable	100%	Ordinary, Ordinary Variable	Boulevard Adolfo Ruiz Cortines No. 3720, Torre 3 Piso 11, Colonia Jardines del Pedregal, Alcaldía Alvaro Obregón, Ciudad de México, C.P. 01900, Mexico
Haleon Costa Rica S.A.	100%	Ordinary	Oficentro Terracampus, Edificio, Uno, Quinto Piso, Autopista Florencio del Castillo, kilometro siete, Cartago, La Unión San Diego, Costa Rica, 30302
Haleon Czech Republic s.r.o.	100%	Ordinary	Hvezdova 1734/2c, Prague, 4 140 00, Czech Republic
Haleon Denmark Aps	100%	Ordinary	Delta Park 37, 2665, Vallensbæk Strand, Denmark
Haleon EG General Trading LLC	100%	Quotas	North 90th street, Boomerang Building, 5th District, Cairo, Egypt

Company name	Effective % ownership	Security	Registered address
Haleon EG Limited	100%	Ordinary	North 90th street, Boomerang Building, 5th District, Cairo, Egypt
Haleon Finland Oy	100%	Ordinary	Energiakuja 3, Helsinki, 00180, Finland
Haleon France	100%	Ordinary	23 rue François Jacob, 92500, Rueil-Malmaison, France
Haleon Germany GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
Haleon Hellas Single Member Societe Anonyme	100%	Ordinary	11 Kifisias Avenue, Athens, Attica, 151 23, Greece
Haleon Holdings (No.2) LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon Hong Kong Limited	100%	Ordinary	Unit 2810-2812, 28/F, Airside, 2 Concorde Road, Kai Tak Hong Kong, China
Haleon Hungary Korlátolt Felelosségu Társaság	100%	Membership Interests	H-1124, Csorsz utca 43, Budapest, Hungary
Haleon Insurance Limited	100%	Ordinary	Dorey Court, Admiral Park, St Peter Port, GY1 4AT, Guernsey
Haleon Intermediate Holdings Limited[1,2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon Ireland Dungarvan Limited	100%	Ordinary	Knockbrack, Dungarvan, Co Waterford, X35 RY76, Ireland
Haleon Ireland Limited	100%	Ordinary	Clocherane, Youghal Road, Dungarvan, Waterford, Ireland, X35 Y983
Haleon Italy Manufacturing S.r.l.	100%	Quotas	90, Via Nettunese, 04011, Aprilia (Prov. di Latina), Italy
Haleon Italy S.r.l.	100%	Ordinary	Via Monte Rosa 91, Milano, Italy, 20149
Haleon Japan K.K.	100%	Ordinary	1-8-1 Akasaka Minato-ku, Tokyo, Japan
Haleon Kazakhstan Limited Liability Partnership	100%	Charter Capital	32 A Manasa Str., Bostandyk District, Almaty, 050008, Kazakhstan
Haleon Kenya Limited	100%	Ordinary	Likoni Road, PO Box 78392, Nairobi, Kenya
Haleon Korea Co., Ltd.	100%	Ordinary	9F LS Yongsan Tower, 92 Hangang-daero, Yongsan-gu, Seoul, 04386, Republic of Korea
Haleon Lanka (Private) Limited	100%	Ordinary	World Trade Center, Level 34, West Tower, Echelon Square, Colombo 1, Sri Lanka
Haleon Lanka Enterprises Limited	100%	Ordinary, Ordinary B	121 Galle Road, Kaldemulla, Moratuwa, Sri Lanka

Company name	Effective % ownership	Security	Registered address
Haleon Levice, s.r.o.	100%	Ordinary	Priemyselny Park Gena, Ul. E. Sachsa 4-6, 934 01, Levice, Slovakia
Haleon Malaysia Sdn. Bhd.	100%	Ordinary	Lot 89, Jalan Enggang, Ampang/Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia
Haleon Netherlands B.V.	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP, Amersfoort, Netherlands
Haleon Netherlands Capital B.V.	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon New Zealand ULC	100%	Ordinary	Level 1, 1.04, 12 Madden Street, Auckland, 1010, New Zealand
Haleon Norway AS	100%	Ordinary	Lysaker Torg 5, 3rd floor, Lysaker, 1366, Norway
Haleon Panama S.A.	100%	Ordinary	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
Haleon Panama Sociedad de Responsabilidad Limitada	100%	Participation Interests	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
Haleon Peru S.R.L	100%	Ordinary	Av Jorge Basadre 349, piso 5, San Isidro, Lima, 05W-109, Peru
Haleon Philippines, Inc.	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines
Haleon Poland sp. z.o.o.	100%	Ordinary	Rzymowskiego 53, 02-697, Warszawa, Poland
Haleon Portugal, Lda.	100%	Ordinary Quota	Empreendimento Alfrapark, Estrada de Alfragide, ng 67, Ediffcio C, Pisa 2, Amadora, Portugal, 2610-008
Haleon Romania SRL	100%	Ordinary	1-5 Costache Negri Street, Opera Center One, 6th floor (Zone 2), District 5, Bucharest, Romania
Haleon (Shanghai) Health Management Consulting Co., Ltd.	100%	Registered Capital	Unit 03, 25th floor, No. 90 Qirong Road, Pilot Free Trade Zone, Shanghai, China
Haleon (Suzhou) Pharmaceutical Co., Ltd.	100%	Registered Capital	4 Baodai West Road, Suzhou, Jiangsu Province, 215128, China
Haleon (Suzhou) Technology Co., Ltd.	100%	Registered Capital	Second floor of the Administrative Building, No. 669, Gangpu, Guoxiang Street, Wuzhong Economic Development Zone, Suzhou, China

Company name	Effective % ownership	Security	Registered address
Haleon Schweiz AG	100%	Ordinary	Suurstoffi 14, 6343, Rotkreuz, Switzerland
Haleon Singapore Pte. Ltd.	100%	Ordinary	23, Rochester Park #03-02, Singapore, 139234, Singapore
Haleon Slovakia s. r. o.	100%	Ownership Interests	Galvaniho 7/A, Bratislava, 821 04, Slovakia
Haleon South Africa (Pty) Ltd.	100%	Ordinary	17 Muswell Road South, Block D - Wedgefield Phase 2, Bryanston, Gauteng, 2191, South Africa
Haleon South Africa No 2 (Pty) Ltd.	100%	Common	Flushing Meadows Building, The Campus, 57 Sloane Street, Bryanston 2021, South Africa
Haleon Spain, S.A.	100%	Ordinary	Paseo de la Castellana, 259D, planta 32, Madrid, Spain, 28046
Haleon Sweden AB	100%	Ordinary	Gävlegatan 16, 113 30, Stockholm, Sweden
Haleon (Taizhou) Technology Co., Ltd.	100%	Registered Capital	Room 718 in Building D, Phase II of New Drug Innovation Base, Taizhou, Jiangsu Province, 225300, China
Haleon Tuketici Sagligi Anonim Sirketi	100%	Nominative	Esentepe Mah. Bahar Sk. Özdilek River Plaza, Vyndham Grand No: 13 İç Kapı No: 80 Şişli, Istanbul, Turkey
Haleon UK Capital plc	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Corporate Director Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Corporate Secretary Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Enterprises Limited[2]	100%	Voting shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Export Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon UK Finance (USD) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Finance Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holding Canada Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holding New Zealand Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England

Company name	Effective % ownership	Security	Registered address
Haleon UK Holding Sri Lanka Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.1) Limited[2]	100%	Non-voting Preference Shares, Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.2) Limited[2]	100%	A Shares, B Shares, Preference Shares, Deferred Shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.3) Limited	100%	Non-voting Preference Shares, Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.7) Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings Limited[2]	100%	A Shares, B Shares, C Shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK IP (No.2) Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon UK IP Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Research Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Services Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Services Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon US Capital LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Holdings Inc.	100%	Preferred, Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Holdings LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Inc.	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States

Company name	Effective % ownership	Security	Registered address
Haleon US IP LLC	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US LLC	100%	LLC Interests	Corporation Service Company, 2595 Interstate Drive Suite 103, Harrisburg PA 17110, United States
Haleon US Services Inc.	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Iodosan S.p.A.	100%	Ordinary	Via Monte Rosa 91, Milano, Italy, 20149
JSC Haleon Rus	100%	Ordinary	Premises III, Room 9, floor 6, Presnenskaya nab. 10, 123112, Moscow, Russian Federation
Limited Liability Company “Haleon Ukraine”	100%	Ownership Interests	Pavla Tychyny avenue, 1-V, Kiev, 02152, Ukraine
N.C.H. - Nutrition Consumer Health Ltd	100%	Ordinary	14 Hamephalsim St, Petach Tikva, Israel
Panadol GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
PF Consumer Healthcare B.V.	100%	Class A, Class B	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
PF Consumer Healthcare Brazil Importadora e Distribuidora de Medicamentos Ltda	100%	Quota	Barueri, at Avenida Ceci, No.1900, Block III, Part 67, Tambore District, Sao Paulo, 06460, Brazil
PF Consumer Healthcare Canada ULC / PF Soins De Sante SRI	100%	Common	1133 Melville Street, Suite, 3500, The Stack, Vancouver BC V6E 4E5, Canada
PF Consumer Healthcare Holding B.V.	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
PF Consumer Taiwan LLC	100%	Interests	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, United States
Pfizer PFE Colombia S.A.S	100%	Common	Carrera 7 No. 113 - 43 Piso 4, Colombia
PT Haleon Indonesia Trading	100%	Ordinary	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia

Company name	Effective % ownership	Security	Registered address
PT Sterling Products Indonesia	100%	A Shares, B Shares	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia
PT. Bina Dentalindo[3]	100%	Ordinary	Gedung Graha Ganesha Lantai 3, Jl Raya Bekasi Km 17, No5, Jakarta Timur 13930, Indonesia
Stafford-Miller (Ireland) Limited[2]	100%	Ordinary	Clocherane, Youghal Road, Dungarvan, Waterford, Ireland, X35 Y983
Sterling Drug (Malaya) Sdn Berhad	100%	Ordinary	Lot 89, Jalan Enggang, Ampang / Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia
Sterling Products International, Incorporated	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Treerly Health Co., Ltd.	100%	Registered Capital	Unit 01A, Room 3901, No 16. East Zhujiang Road, Tianhe District, Guangzhou City, China
Tianjin TSKF Pharmaceutical Co., Ltd[2]	100%	Ordinary	Cheng Lin Zhuang Industrial Zone, Dong Li District, Tianjin, 300163, China

Subsidiaries where the effective interest is less than 100%

Company name	Effective % ownership	Security	Registered address

Haleon-Gebro Consumer Healthcare GmbH	50.0%	Ordinary	Bahnhofbichl 13, 6391 Fieberbrunn, Kitzbühel, Austria
Haleon Pakistan Limited	85.8%	Ordinary	11-A, 11th Floor, Sky Tower (East Wing), Dolmen City, HC-3, Block 4, Scheme-5, Clifton, Karachi, Sindh 75600, Pakistan
Haleon US Enterprises Inc.	88.0%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US LP	88.0%	Partnership Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon Taiwan Consumer Health Corporation	55.0%	Ordinary	24F, No. 66, Sec 1, Zhong Xiao W. Rd, Taipei 100, Taiwan
[1]	Directly held by Haleon plc.
[2]	Principal subsidiary of the Group as at 31 December 2025.
[3]	The company is in liquidation.

The following UK subsidiaries will take advantage of the audit exemption set out within Section 479A of the Companies Act 2006, supported by guarantees issued by Haleon plc (under section 479C of the Companies Act 2006) over their liabilities for the year ended 31 December 2025. Unless otherwise stated, the undertakings listed below are owned, either directly or indirectly, by the Company.

Name	Company number
Consumer Healthcare Holdings Limited	11986432
Consumer Healthcare Intermediate Holdings Limited	11986416
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	00753340
Haleon UK Holding Canada Limited	12342809
Haleon UK Holding New Zealand Limited	12342879
Haleon UK Holding Sri Lanka Limited	09400298
Haleon UK Holdings (No.1) Limited	13355627
Haleon UK Holdings (No.3) Limited	13401293
Haleon UK Holdings (No.7) Limited	13414769

The following UK subsidiaries, having not traded during the year, will take advantage of the audit exemption set out within Section 480 of the Companies Act 2006 for the year ended 31 December 2025. Unless otherwise stated, the undertakings listed below are owned, either directly or indirectly, by the Company.

Name	Company number
Haleon UK Corporate Director Limited	13401336
Haleon UK Corporate Secretary Limited	13434151